Schedule of financial instruments by category (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 1,104,000	$ 1,569,000
Financial assets at fair value through profit or loss	4,459,000	2,366,000
Financial assets at amortised cost one	21,746,000	24,894,000
Financial assets at fair value through profit or loss Total	16,800,000	7,462,000
Non-current financial assets	23,000	492,000
Total	38,569,000	32,848,000
Financial liabilities at amortized cost	100,528,000	77,296,000
Total	100,528,000	77,296,000
Trade payables member
IfrsStatementLineItems [Line Items]
Total	76,837,000	50,606,000
Financial liabilities at amortized cost	76,837,000	50,606,000
Other payables member
IfrsStatementLineItems [Line Items]
Total	13,429,000	14,009,000
Financial liabilities at amortized cost	13,429,000	14,009,000
Borrowing member
IfrsStatementLineItems [Line Items]
Total	10,262,000	12,681,000
Financial liabilities at amortized cost	10,262,000	12,681,000
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	17,563,000	21,352,000
Financial assets at fair value through profit or loss
Non-financial assets
Total	17,563,000	21,352,000
Other receivables member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	2,117,000	592,000
Financial assets at fair value through profit or loss
Non-financial assets	23,000	492,000
Total	2,140,000	1,084,000
Cash and cash equivalent member | Cash and banks member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,518,000	2,472,000
Financial assets at fair value through profit or loss
Non-financial assets
Total	1,518,000	2,472,000
Cash and cash equivalent member | Time deposits member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	305,000
Financial assets at fair value through profit or loss
Non-financial assets
Total	305,000
Cash and cash equivalent member | Mutual fund member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	1,349	4,110,000
Non-financial assets
Total	1,349,000	4,110,000
Financial assets at fair value through profit or loss member | Government bonds member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	8,872	3,352,000
Non-financial assets
Total	8,872,000	3,352,000
Financial assets at fair value through profit or loss member | Mutual funds member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	6,579
Non-financial assets
Total	6,579,000
Financial assets at amortized cost member | Government bonds member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	243,000	478,000
Financial assets at fair value through profit or loss
Non-financial assets
Total	$ 243,000	$ 478,000